Fair value of Financial Instruments (As Restated)	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Fair Value Disclosures [Abstract]
Fair value of Financial Instruments (As Restated)

Note 7. Fair Value of Financial Instruments

Recurring Fair Value Measurements

The following tables present the Company’s fair value hierarchy for its financial assets that are measured at fair value on a recurring basis (in thousands):

			Significant other	Significant unobservable
		Quoted prices in active	observable inputs	inputs
As of September 30, 2024	Total	markets (Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash equivalents:(1)
Money market funds	$5,670	$5,670	$—	$—
Commercial paper	—	—	—	—
U.S. Treasuries	7,353	—	7,353	—
Total cash equivalents	13,023	5,670	7,353	—
Marketable securities:
Commercial paper	7,440	—	7,440	—
U.S. Treasuries	68,492	—	68,492	—
U.S. Government agency bonds	105,675	—	105,675	—
Corporate bonds	82,577	—	82,577	—
Total marketable securities	264,184	—	264,184	—
Total financial assets	$277,207	$5,670	$271,537	$—

			Significant other	Significant unobservable
		Quoted prices in active	observable inputs	inputs
As of December 31, 2023	Total	markets (Level 1)	(Level 2)	(Level 3)
Financial assets:
Cash equivalents:(1)
Money market funds	$155,367	$155,367	$—	$—
Commercial paper	1,996	—	1,996	—
U.S. Treasuries	4,897	—	4,897	—
Total cash equivalents	162,260	155,367	6,893	—
Marketable securities:
Commercial paper	51,497	—	51,497	—
U.S. Government agency bonds	28,398	—	28,398	—
Corporate bonds	67,007	—	67,007	—
Total marketable securities	146,902	—	146,902	—
Total financial assets	$309,162	$155,367	$153,795	$—
(1)	Included in cash and cash equivalents on the Consolidated Balance Sheets.

Cash equivalents and marketable securities classified as Level 2 financial assets are initially valued at their purchase price and subsequently valued at the end of each reporting period utilizing third party pricing services or other observable data. The pricing services utilize industry standard valuation methods, including both income and market-based approaches, and observable market inputs to determine the fair value. These observable market inputs include reportable trades, benchmark yields, credit spreads, broker/dealer quotes, bids, offers, current spot rates, and other industry and economic events.

Nonrecurring Fair Value Measurements (As Restated)

In the second quarter of 2023, the Company received 1 million ordinary shares of UltraDx under the UltraDx Agreement (refer to Note 4 — Revenue and Related Matters). As UltraDx is a privately held entity, there is minimal market activity or other financial information available to determine the fair value of UltraDx’s shares and therefore this investment is considered a Level 3 financial asset.

Pursuant to ASC 321 – Investments – Equity Securities, the Company uses the measurement alternative for equity investments without readily determinable fair values and recognizes its equity investment in UltraDx at cost, less any impairment, and adjusted for any observable price changes in orderly transactions. The ordinary shares received were valued at $0.8 million upon receipt, primarily using the third-party purchase price of similar interests issued during UltraDx’s financing that closed in the second quarter of 2023. Changes in the inputs and assumptions used would have resulted in a higher or lower fair value measurement.

The Company’s non-marketable equity investment in UltraDx contains certain restrictions related to the sale or transfer of the securities. The restrictions are in place indefinitely and cannot lapse. No adjustment to the fair value was required as a result of adopting ASU 2022-03 on January 1, 2024.

During the three and nine months ended September 30, 2024, the Company did not record any fair value adjustments to its non-marketable equity investment. To date, the cumulative fair value adjustments have not been material. As of September 30, 2024 and December 31, 2023, the carrying value of the non-marketable equity investment was $0.8 million, and is recorded in other non-current assets on the Consolidated Balance Sheets. Refer to Note 15 — Variable Interest Entities for the Company’s evaluation of its investments in other entities under the VIE guidance.

Other Fair Value Disclosures

During the three months ended September 30, 2024 and 2023, the Company did not transfer financial assets between levels of the fair value hierarchy. Additionally, there have been no changes to the valuation techniques for Level 2 or Level 3 financial assets.

Note 7. Fair Value of Financial Instruments (As Restated)

Recurring Fair Value Measurements

The following tables present the Company’s fair value hierarchy for its financial assets that are measured at fair value on a recurring basis (in thousands):

As of December 31, 2023	Total	Level 1	Level 2	Level 3
Financial assets:
Cash equivalents:(1)
Money market funds	$155,367	$155,367	$—	$—
Commercial paper	1,996	—	1,996	—
U.S. Treasuries	4,897	—	4,897	—
Total cash equivalents	162,260	155,367	6,893	—
Marketable securities:(2)
Commercial paper	51,498	—	51,498	—
U.S. Treasuries	—	—	—	—
U.S. Government agency bonds	28,398	—	28,398	—
Corporate bonds	67,006	—	67,006	—
Total marketable securities	146,902	—	146,902	—
Total financial assets	$309,162	$155,367	$153,795	$—

As of December 31, 2022	Total	Level 1	Level 2	Level 3
Financial assets:
Money market funds(1)	$306,097	$306,097	$—	$—
Total financial assets	$306,097	$306,097	$—	$—
(1)	Included in cash and cash equivalents on the Consolidated Balance Sheets.
(2)

Marketable securities are initially valued at their purchase price and subsequently fair valued at the end of each reporting period utilizing third party pricing services or other observable data. The pricing services utilize industry standard valuation methods, including both income and market-based approaches and observable market inputs to determine the fair value. These observable market inputs include reportable trades, benchmark yields, credit spreads, broker/dealer quotes, bids, offers, current spot rates, and other industry and economic events.

Nonrecurring Fair Value Measurements

The Company has a non-marketable equity investment in an entity that is evaluated under the VIE guidance (refer to Note 20 — Variable Interest Entities for further discussion). Pursuant to ASC 321 - Investments - Equity Securities, the Company uses the measurement alternative for equity investments without readily determinable fair values and recognizes its non-marketable equity investment at cost, less any impairment, and adjusted for any observable price changes in orderly transactions.

On June 26, 2023, the Company received ordinary shares in UltraDx (refer to Note 4 — Revenue and Related Matters) which were valued at $0.8 million upon receipt, primarily using the third-party purchase price of similar interests issued during UltraDx’s financing event that closed in the second quarter of 2023. As UltraDx is a recently formed, privately held entity, there was minimal market activity or other financial information available to determine the fair value of UltraDx’s shares and therefore this investment is considered a Level 3 financial asset. Changes in the inputs and assumptions used to determine the fair value would have resulted in a higher or lower fair value measurement.

As of December 31, 2023 the carrying value of the Company’s Level 3 financial asset was $0.8 million and is included in other non-current assets on the Consolidated Balance Sheets.

Other Fair Value Disclosures

During the years ended December 31, 2023 and 2022, the Company did not transfer financial assets between levels of the fair value hierarchy. Additionally, there have been no changes to the valuation techniques for Level 2 or Level 3 financial assets.